Document and Entity Information	3 Months Ended
Dec. 31, 2018
Document And Entity Information
Entity Registrant Name	Ohr Pharmaceutical Inc
Entity Central Index Key	0001173281
Document Type	S-4
Trading Symbol	OHRP
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false